/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , November  30, 1999

MFS Intermediate Income Trust
Date            Identification   Shares           Repurchase      NAV     Broker
                of Security      Repurchased      Price
11/4/99         Shares of        50,000           6.3125          7.28   Merrill
                Beneficial                                                Lynch
                Interest
11/8/99         Shares of        44,800           6.3125          7.28   Merrill
                Beneficial                                                Lynch
                Interest
11/24/99        Shares of        150,000          6.1875          7.21   Merrill
                Beneficial                                                Lynch
                Interest
11/29/99        Shares of        150,000          6.1875          7.18   Merrill
                Beneficial                                                Lynch
                Interest
11/30/99        Shares of        18,300           6.1875          7.19   Merrill
                Beneficial                                                Lynch
                Interest











Total Shares Repurchased:  413,100
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer